Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Schedule Of Inventories

At December 31,	2018	2017
		Restated (Note 5)
Raw materials	$9,954	$9,708
Work-in-progress	6,349	4,750
Finished goods	871	590
Total inventories	$17,174	$15,048

Inventory Obsolescence Provision

	2018	2017
At January 1,	$1,534	$1,332
Net increase in the provision	834	873
Write-downs during the year	(779)	(691)
Foreign exchange revaluation	5	20
At December 31,	$1,594	$1,534